UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master S&P 500 Index Series of Quantitative Master Series LLC	$1,755,194,352

Total Investments (Cost - $1,409,533,708) - 100.0%	1,755,194,352
Liabilities in Excess of Other Assets - (0.0)%	(709,521)

Net Assets - 100.0%	$1,754,484,831

BlackRock S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Fund of the Series was $1,755,194,352 and 74.0%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Series.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Fund’s investment in the Series was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.9%
Boeing Co.	169,061	$12,275,519
General Dynamics Corp.	86,957	6,713,080
Goodrich Corp.	26,249	1,851,080
Honeywell International, Inc.	167,874	7,599,656
ITT Corp.	41,182	2,207,767
L-3 Communications Holdings, Inc.	25,167	2,306,052
Lockheed Martin Corp.	70,051	5,829,644
Northrop Grumman Corp.	68,262	4,475,939
Precision Castparts Corp.	31,700	4,016,707
Raytheon Co.	84,683	4,837,093
Rockwell Collins, Inc.	37,116	2,323,091
United Technologies Corp. (a)	209,111	15,392,661

		69,828,289

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	37,192	2,077,173
Expeditors International Washington, Inc.	47,800	1,764,776
FedEx Corp.	68,656	6,412,470
United Parcel Service, Inc., Class B	221,687	14,278,860

		24,533,279

Airlines — 0.1%
Southwest Airlines Co. (a)	161,170	2,130,667

Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (b)	56,383	712,681
Johnson Controls, Inc.	151,270	4,990,397

		5,703,078

Automobiles — 0.5%
Ford Motor Co. (a)(b)	754,474	9,483,738
Harley-Davidson, Inc. (a)	52,829	1,482,910

		10,966,648

Beverages — 2.5%
Brown-Forman Corp., Class B	23,391	1,390,595
The Coca-Cola Co. (a)	517,083	28,439,565
Coca-Cola Enterprises, Inc.	73,723	2,039,178
Constellation Brands, Inc., Class A (b)	45,656	750,585
Dr. Pepper Snapple Group, Inc.	59,200	2,082,064
Molson Coors Brewing Co., Class B	35,600	1,497,336
PepsiCo, Inc.	364,940	24,144,433

		60,343,756

Biotechnology — 1.5%
Amgen, Inc. (b)	220,640	13,185,446
Biogen Idec, Inc. (b)	58,422	3,351,086
Celgene Corp. (b)	103,236	6,396,503
Cephalon, Inc. (b)	15,200	1,030,256
Genzyme Corp. (b)	58,523	3,033,247
Gilead Sciences, Inc. (b)	201,782	9,177,045

		36,173,583

Building Products — 0.1%
Masco Corp. (a)	81,007	1,257,229

Common Stocks	Shares	Value

Capital Markets — 2.7%
Ameriprise Financial, Inc.	59,073	$2,679,551
The Bank of New York Mellon Corp.	271,177	8,373,946
The Charles Schwab Corp.	212,494	3,971,513
E*Trade Financial Corp. (b)	373,782	616,740
Federated Investors, Inc., Class B	21,148	557,884
Franklin Resources, Inc.	34,222	3,795,220
The Goldman Sachs Group, Inc.	117,523	20,052,950
Invesco Ltd.	96,700	2,118,697
Janus Capital Group, Inc.	40,132	573,486
Legg Mason, Inc.	36,654	1,050,870
Morgan Stanley	309,333	9,060,364
Northern Trust Corp.	52,861	2,921,099
State Street Corp.	111,015	5,011,217
T. Rowe Price Group, Inc. (a)	58,340	3,204,616

		63,988,153

Chemicals — 1.9%
Air Products & Chemicals, Inc.	45,918	3,395,636
Airgas, Inc.	19,000	1,208,780
CF Industries Holdings, Inc.	11,300	1,030,334
The Dow Chemical Co.	257,853	7,624,713
E.I. du Pont de Nemours & Co.	198,537	7,393,518
Eastman Chemical Co.	17,362	1,105,612
Ecolab, Inc.	52,495	2,307,155
FMC Corp.	17,100	1,035,234
International Flavors & Fragrances, Inc.	18,364	875,412
Monsanto Co.	120,572	8,611,252
PPG Industries, Inc.	37,647	2,462,114
Praxair, Inc.	67,057	5,565,731
Sigma-Aldrich Corp.	29,345	1,574,653

		44,190,144

Commercial Banks — 3.1%
BB&T Corp. (a)	150,796	4,884,282
Comerica, Inc.	39,343	1,496,608
Fifth Third Bancorp	179,297	2,436,646
First Horizon National Corp. (b)	52,927	743,619
Huntington Bancshares, Inc.	156,029	837,876
KeyCorp	198,082	1,535,135
M&T Bank Corp. (a)	18,466	1,465,831
Marshall & Ilsley Corp.	115,021	925,919
The PNC Financial Services Group, Inc. (a)(c)	115,439	6,891,708
Regions Financial Corp. (a)	267,948	2,103,392
SunTrust Banks, Inc.	108,911	2,917,726
U.S. Bancorp (a)	431,011	11,154,565
Wells Fargo & Co.	1,157,047	36,007,303
Zions Bancorporation (a)	30,430	663,982

		74,064,592

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	24,812	903,405
Cintas Corp.	31,497	884,751
Iron Mountain, Inc. (a)	43,000	1,178,200
Pitney Bowes, Inc.	46,662	1,140,886

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	1

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies (concluded)
R.R. Donnelley & Sons Co.	48,022	$1,025,269
Republic Services, Inc., Class A	75,999	2,205,491
Stericycle, Inc. (b)	20,100	1,095,450
Waste Management, Inc.	111,895	3,852,545

		12,285,997

Communications Equipment — 2.5%
Cisco Systems, Inc. (b)	1,283,404	33,407,006
Harris Corp.	31,400	1,491,186
JDS Uniphase Corp. (b)	51,672	647,450
Juniper Networks, Inc. (a)(b)	114,783	3,521,543
Motorola, Inc.	521,108	3,658,178
QUALCOMM, Inc.	375,301	15,758,889
Tellabs, Inc.	93,384	706,917

		59,191,169

Computers & Peripherals — 5.7%
Apple Inc. (b)	202,503	47,574,030
Dell Inc. (b)	386,621	5,803,181
EMC Corp. (b)	452,238	8,158,373
Hewlett-Packard Co.	528,111	28,069,100
International Business Machines Corp.	290,791	37,293,946
Lexmark International, Inc., Class A (b)	17,644	636,595
NetApp, Inc. (b)	74,700	2,432,232
QLogic Corp. (b)	25,881	525,384
SanDisk Corp. (b)	48,847	1,691,572
Teradata Corp. (b)	40,200	1,161,378
Western Digital Corp. (b)	49,200	1,918,308

		135,264,099

Construction & Engineering — 0.2%
Fluor Corp.	39,136	1,820,215
Jacobs Engineering Group, Inc. (b)	26,500	1,197,535
Quanta Services, Inc. (b)	46,600	892,856

		3,910,606

Construction Materials — 0.1%
Vulcan Materials Co. (a)	28,972	1,368,637

Consumer Finance — 0.8%
American Express Co.	267,774	11,048,355
Capital One Financial Corp.	100,819	4,174,915
Discover Financial Services, Inc.	124,866	1,860,503
SLM Corp. (b)	111,673	1,398,146

		18,481,919

Containers & Packaging — 0.2%
Ball Corp.	21,933	1,170,783
Bemis Co.	23,430	672,910
Owens-Illinois, Inc. (b)	39,800	1,414,492
Pactiv Corp. (b)	29,789	750,087
Sealed Air Corp.	36,987	779,686

		4,787,958

Common Stocks	Shares	Value

Distributors — 0.1%
Genuine Parts Co.	38,197	$1,613,441

Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (b)	27,331	1,675,117
DeVry, Inc.	14,700	958,440
H&R Block, Inc.	79,036	1,406,841

		4,040,398

Diversified Financial Services — 4.6%
Bank of America Corp.	2,240,552	39,993,853
CME Group, Inc.	14,587	4,611,097
Citigroup, Inc.	4,406,179	17,845,025
IntercontinentalExchange, Inc. (b)	16,500	1,850,970
JPMorgan Chase & Co.	887,247	39,704,303
Leucadia National Corp.	42,400	1,051,944
Moody’s Corp. (a)	42,155	1,254,111
The NASDAQ Stock Market, Inc. (b)	32,600	688,512
NYSE Euronext	60,600	1,794,366

		108,794,181

Diversified Telecommunication Services —2.5%
AT&T Inc.	1,318,591	34,072,391
CenturyTel, Inc. (a)	63,356	2,246,604
Frontier Communications Corp. (a)	73,004	543,150
Qwest Communications International, Inc.	314,126	1,639,738
Verizon Communications, Inc.	633,257	19,643,632
Windstream Corp. (a)	105,640	1,150,419

		59,295,934

Electric Utilities — 1.8%
Allegheny Energy, Inc.	41,018	943,414
American Electric Power Co., Inc.	105,655	3,611,288
Duke Energy Corp.	290,934	4,748,043
Edison International	75,947	2,595,109
Entergy Corp.	42,570	3,463,069
Exelon Corp.	144,611	6,335,408
FPL Gorup, Inc.	89,764	4,338,294
FirstEnergy Corp.	67,034	2,620,359
Northeast Utilities, Inc.	37,495	1,036,362
PPL Corp.	87,969	2,437,621
Pepco Holdings, Inc.	54,184	929,256
Pinnacle West Capital Corp.	24,958	941,665
Progress Energy, Inc.	63,060	2,482,042
The Southern Co.	179,500	5,952,220

		42,434,150

Electrical Equipment — 0.5%
Emerson Electric Co. (a)	169,630	8,539,174
First Solar, Inc. (a)(b)	10,200	1,251,030
Rockwell Automation, Inc.	32,111	1,809,776
Roper Industries, Inc.	20,700	1,197,288

		12,797,268

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (b)	77,849	2,677,227
Amphenol Corp., Class A	40,500	1,708,695
Corning, Inc.	350,749	7,088,637

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic Equipment, Instruments & Components (concluded)
Flir Systems, Inc. (b)	33,500	$944,700
Jabil Circuit, Inc.	42,986	695,943
Molex, Inc.	33,040	689,215

		13,804,417

Energy Equipment & Services — 1.8%
BJ Services Co.	67,833	1,451,626
Baker Hughes, Inc. (a)	70,145	3,285,592
Cameron International Corp. (b)	55,100	2,361,586
Diamond Offshore Drilling, Inc. (a)	14,300	1,269,983
FMC Technologies, Inc. (b)	28,900	1,867,807
Halliburton Co.	198,851	5,991,381
Helmerich & Payne, Inc.	24,000	913,920
Nabors Industries Ltd. (b)	63,879	1,253,945
National Oilwell Varco, Inc.	91,190	3,700,490
Rowan Cos., Inc. (b)	25,640	746,380
Schlumberger Ltd. (a)	269,090	17,076,451
Smith International, Inc.	53,801	2,303,759

		42,222,920

Food & Staples Retailing — 2.7%
CVS Caremark Corp.	313,252	11,452,493
Costco Wholesale Corp.	96,124	5,739,564
The Kroger Co.	140,141	3,035,454
SUPERVALU, Inc.	47,810	797,471
SYSCO Corp. (a)	130,815	3,859,043
Safeway, Inc.	86,410	2,148,153
Wal-Mart Stores, Inc.	478,509	26,605,100
Walgreen Co.	218,044	8,087,252
Whole Foods Market, Inc. (a)(b)	36,082	1,304,364

		63,028,894

Food Products — 1.7%
Archer-Daniels-Midland Co.	143,118	4,136,110
Campbell Soup Co. (a)	42,662	1,508,102
ConAgra Foods, Inc.	99,820	2,502,487
Dean Foods Co. (b)	41,149	645,628
General Mills, Inc.	71,960	5,094,049
H.J. Heinz Co.	71,207	3,247,751
The Hershey Co.	37,146	1,590,220
Hormel Foods Corp.	16,400	688,964
The J.M. Smucker Co.	28,300	1,705,358
Kellogg Co.	57,186	3,055,448
Kraft Foods, Inc.	387,851	11,728,614
McCormick & Co., Inc.	30,548	1,171,821
Sara Lee Corp.	157,205	2,189,866
Tyson Foods, Inc., Class A (a)	68,745	1,316,467

		40,580,885

Gas Utilities — 0.2%
EQT Corp.	31,300	1,283,300
Nicor, Inc.	10,658	446,784
Oneok, Inc.	23,900	1,091,035
Questar Corp.	41,496	1,792,627

		4,613,746

Common Stocks	Shares	Value

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	132,577	$7,715,981
Becton Dickinson & Co.	52,224	4,111,595
Boston Scientific Corp. (b)	340,213	2,456,338
C.R. Bard, Inc.	21,406	1,854,188
CareFusion Corp. (b)	42,658	1,127,451
Dentsply International, Inc.	35,500	1,237,175
Hospira, Inc. (b)	37,327	2,114,574
Intuitive Surgical, Inc. (a)(b)	8,612	2,998,096
Medtronic, Inc.	247,357	11,138,486
St. Jude Medical, Inc. (b)	72,715	2,984,951
Stryker Corp.	63,139	3,612,814
Varian Medical Systems, Inc. (b)	29,209	1,616,134
Zimmer Holdings, Inc. (b)	49,310	2,919,152

		45,886,935

Health Care Providers & Services — 2.2%
Aetna, Inc.	94,111	3,304,237
AmerisourceBergen Corp.	64,982	1,879,280
Cardinal Health, Inc.	78,116	2,814,520
Cigna Corp.	60,057	2,196,885
Coventry Health Care, Inc. (b)	35,699	882,479
DaVita, Inc. (b)	24,400	1,546,960
Express Scripts, Inc. (b)	61,970	6,306,067
Humana, Inc. (b)	36,784	1,720,388
Laboratory Corp. of America Holdings (b)	23,423	1,773,355
McKesson Corp.	59,591	3,916,321
Medco Health Solutions, Inc. (b)	105,436	6,806,948
Patterson Cos., Inc.	21,966	682,044
Quest Diagnostics, Inc.	34,942	2,036,769
Tenet Healthcare Corp. (b)	97,485	557,614
UnitedHealth Group, Inc.	257,145	8,400,927
WellPoint, Inc. (b)	100,534	6,472,379

		51,297,173

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	99,485	3,867,977
Darden Restaurants, Inc.	28,959	1,289,834
International Game Technology	66,968	1,235,560
Marriott International, Inc., Class A (a)	56,862	1,792,290
McDonald’s Corp.	240,301	16,032,883
Starbucks Corp. (b)	165,691	4,021,320
Starwood Hotels & Resorts Worldwide, Inc.	42,211	1,968,721
Wyndham Worldwide Corp.	42,785	1,100,858
Wynn Resorts Ltd. (a)	15,000	1,137,450
Yum! Brands, Inc.	104,782	4,016,294

		36,463,187

Household Durables — 0.4%
D.R. Horton, Inc.	62,311	785,119
Fortune Brands, Inc.	35,551	1,724,579
Harman International Industries, Inc.	14,257	666,942
Leggett & Platt, Inc.	36,552	790,985
Lennar Corp., Class A	33,391	574,659

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	3

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Durables (concluded)
Newell Rubbermaid, Inc. (a)	62,633	$952,022
Pulte Group, Inc. (a)(b)	71,175	800,719
Stanley Black & Decker, Inc.	36,248	2,080,993
Whirlpool Corp.	15,997	1,395,738

		9,771,756

Household Products — 2.5%
Clorox Co.	29,937	1,920,159
Colgate-Palmolive Co.	110,284	9,402,814
Kimberly-Clark Corp.	90,955	5,719,251
The Procter & Gamble Co.	650,594	41,163,082

		58,205,306

IT Services — 1.5%
Automatic Data Processing, Inc.	110,043	4,893,612
Cognizant Technology Solutions Corp. (b)	64,802	3,303,606
Computer Sciences Corp. (b)	36,051	1,964,419
Fidelity National Information Services, Inc.	72,564	1,700,900
Fiserv, Inc. (b)	34,682	1,760,459
MasterCard, Inc., Class A (a)	21,246	5,396,484
Paychex, Inc.	69,679	2,139,145
SAIC, Inc. (b)	64,800	1,146,960
Total System Services, Inc.	46,200	723,492
Visa, Inc., Class A (a)	100,600	9,157,618
The Western Union Co.	156,053	2,646,659

		34,833,354

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (b)	155,063	1,705,693
Constellation Energy Group, Inc.	46,749	1,641,358
NRG Energy, Inc. (b)	28,697	599,767

		3,946,818

Industrial Conglomerates — 2.4%
3M Co.	158,985	13,286,377
General Electric Co.	2,384,837	43,404,033
Textron, Inc.	59,138	1,255,500

		57,945,910

Insurance — 3.9%
Aflac, Inc.	105,474	5,726,183
The Allstate Corp.	121,000	3,909,510
American International Group, Inc. (a)(b)	30,979	1,057,623
Aon Corp.	59,631	2,546,840
Assurant, Inc.	28,152	967,866
Berkshire Hathaway, Inc. (a)(b)	372,826	30,299,566
Chubb Corp.	73,397	3,805,634
Cincinnati Financial Corp.	36,362	1,050,862
Genworth Financial, Inc., Class A (b)	106,275	1,949,083
Hartford Financial Services Group, Inc.	86,324	2,453,328
Lincoln National Corp.	67,431	2,070,132
Loews Corp.	79,270	2,955,186
Marsh & McLennan Cos., Inc.	121,460	2,966,053

Common Stocks	Shares	Value

Insurance (concluded)
MetLife, Inc.	180,246	$7,811,862
Principal Financial Group, Inc.	73,198	2,138,114
The Progressive Corp.	155,947	2,977,028
Prudential Financial, Inc.	104,639	6,330,659
Torchmark Corp.	19,920	1,065,919
The Travelers Cos., Inc.	114,646	6,184,005
UnumProvident Corp.	78,167	1,936,197
XL Capital Ltd., Class A	77,135	1,457,852

		91,659,502

Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (b)	76,450	10,376,559
Expedia, Inc.	47,500	1,185,600
Priceline.com, Inc. (a)(b)	9,900	2,524,500

		14,086,659

Internet Software & Services — 1.9%
Akamai Technologies, Inc. (a)(b)	38,600	1,212,426
eBay, Inc. (b)	249,388	6,721,007
Google, Inc., Class A (b)	54,039	30,640,653
VeriSign, Inc. (b)	43,373	1,128,132
Yahoo! Inc. (b)	261,140	4,316,644

		44,018,862

Leisure Equipment & Products — 0.1%
Eastman Kodak Co. (a)(b)	63,127	365,506
Hasbro, Inc.	28,104	1,075,821
Mattel, Inc.	81,488	1,853,037

		3,294,364

Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (b)	40,167	2,099,529
Millipore Corp. (b)	13,183	1,392,125
PerkinElmer, Inc.	27,661	661,098
Thermo Fisher Scientific, Inc. (b)	92,066	4,735,875
Waters Corp. (b)	22,469	1,517,556

		10,406,183

Machinery — 1.7%
Caterpillar, Inc. (a)	138,016	8,674,306
Cummins, Inc.	45,462	2,816,371
Danaher Corp.	58,351	4,662,828
Deere & Co.	93,208	5,542,148
Dover Corp.	41,987	1,962,892
Eaton Corp.	35,523	2,691,578
Flowserve Corp.	12,600	1,389,402
Illinois Tool Works, Inc.	86,929	4,116,957
PACCAR, Inc.	81,977	3,552,883
Pall Corp.	27,675	1,120,561
Parker Hannifin Corp.	36,268	2,347,990
Snap-On, Inc.	13,479	584,180

		39,462,096

Media — 3.0%
CBS Corp., Class B	152,712	2,128,805
Comcast Corp., Class A	637,866	12,004,638
DIRECTV, Class A (b)	210,768	7,126,066

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (concluded)
Discovery Communications, Inc., Class A (a)(b)	64,500	$2,179,455
Gannett Co., Inc. (a)	49,125	811,545
Interpublic Group of Cos., Inc. (b)	111,846	930,559
The McGraw-Hill Cos., Inc.	72,701	2,591,791
Meredith Corp.	8,445	290,593
The New York Times Co., Class A (b)	27,298	303,827
News Corp., Class A	507,993	7,320,179
Omnicom Group, Inc.	70,214	2,725,005
Scripps Networks Interactive	21,200	940,220
Time Warner Cable, Inc.	79,497	4,237,985
Time Warner, Inc.	260,098	8,133,265
Viacom, Inc., Class B (b)	136,829	4,704,181
Walt Disney Co. (a)	433,140	15,120,917
The Washington Post Co., Class B	1,406	624,517

		72,173,548

Metals & Mining — 1.1%
AK Steel Holding Corp.	21,400	489,204
Alcoa, Inc. (a)	222,728	3,171,647
Allegheny Technologies, Inc. (a)	22,113	1,193,881
Cliffs Natural Resources, Inc.	30,700	2,178,165
Freeport-McMoRan Copper & Gold, Inc., Class B	95,175	7,950,919
Newmont Mining Corp.	107,377	5,468,711
Nucor Corp.	68,331	3,100,861
Titanium Metals Corp. (b)	20,000	331,800
United States Steel Corp. (a)	30,831	1,958,385

		25,843,573

Multi-Utilities — 1.3%
Ameren Corp.	54,162	1,412,545
CMS Energy Corp. (a)	54,931	849,233
CenterPoint Energy, Inc.	85,058	1,221,433
Consolidated Edison, Inc.	61,502	2,739,299
DTE Energy Co.	37,853	1,688,244
Dominion Resources, Inc.	134,018	5,509,480
Integrys Energy Group, Inc.	18,870	894,061
NiSource, Inc.	62,215	982,997
PG&E Corp. (a)	82,031	3,479,755
Public Service Enterprise Group, Inc.	111,900	3,303,288
SCANA Corp.	27,400	1,029,966
Sempra Energy	52,738	2,631,626
TECO Energy, Inc. (a)	52,616	836,068
Wisconsin Energy Corp.	28,000	1,383,480
Xcel Energy, Inc. (a)	102,926	2,182,031

		30,143,506

Multiline Retail — 0.9%
Big Lots, Inc. (b)	19,482	709,535
Family Dollar Stores, Inc.	28,733	1,051,915
JCPenney Co., Inc.	50,154	1,613,454
Kohl’s Corp. (b)	66,654	3,651,306
Macy’s, Inc.	90,666	1,973,799
Nordstrom, Inc.	37,232	1,520,927

Common Stocks	Shares	Value

Multiline Retail (concluded)
Sears Holdings Corp. (a)(b)	10,777	$1,168,550
Target Corp.	166,064	8,734,966

		20,424,452

Office Electronics — 0.1%
Xerox Corp.	310,061	3,023,095

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	108,387	7,893,825
Apache Corp.	74,003	7,511,304
Cabot Oil & Gas Corp., Class A	24,700	908,960
Chesapeake Energy Corp.	143,861	3,400,874
Chevron Corp.	448,529	34,011,954
ConocoPhillips	332,005	16,988,696
Consol Energy, Inc.	40,448	1,725,512
Denbury Resources, Inc. (b)	83,300	1,405,271
Devon Energy Corp.	97,864	6,305,378
EOG Resources, Inc.	55,222	5,132,333
El Paso Corp.	158,159	1,714,444
Exxon Mobil Corp. (a)(d)	1,056,227	70,746,084
Hess Corp.	64,684	4,045,984
Marathon Oil Corp.	154,658	4,893,379
Massey Energy Co.	17,900	935,991
Murphy Oil Corp.	43,059	2,419,485
Noble Energy, Inc.	39,100	2,854,300
Occidental Petroleum Corp.	181,319	15,328,708
Peabody Energy Corp.	58,442	2,670,799
Pioneer Natural Resources Co.	26,000	1,464,320
Range Resources Corp.	33,500	1,570,145
Southwestern Energy Co. (b)	75,100	3,058,072
Spectra Energy Corp.	145,861	3,286,248
Sunoco, Inc.	26,408	784,582
Tesoro Corp.	31,600	439,240
Valero Energy Corp.	122,460	2,412,462
Williams Cos., Inc.	131,467	3,036,888
XTO Energy, Inc.	131,803	6,218,466

		213,163,704

Paper & Forest Products — 0.2%
International Paper Co.	97,684	2,404,003
MeadWestvaco Corp.	40,115	1,024,939
Weyerhaeuser Co.	47,512	2,150,868

		5,579,810

Personal Products — 0.3%
Avon Products, Inc.	96,258	3,260,258
The Estée Lauder Cos., Inc., Class A	26,632	1,727,618
Mead Johnson Nutrition Co.	43,800	2,278,914

		7,266,790

Pharmaceuticals — 6.0%
Abbott Laboratories	346,754	18,267,001
Allergan, Inc.	69,708	4,553,327
Bristol-Myers Squibb Co.	382,831	10,221,588
Eli Lilly & Co.	223,256	8,086,332
Forest Laboratories, Inc. (b)	68,074	2,134,801
Johnson & Johnson	614,537	40,067,812

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	5

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
King Pharmaceuticals, Inc. (b)	58,173	$684,114
Merck & Co, Inc.	695,717	25,985,030
Mylan, Inc. (a)	65,043	1,477,127
Pfizer, Inc.	1,803,156	30,924,125
Watson Pharmaceuticals, Inc. (b)	24,607	1,027,834

		143,429,091

Professional Services — 0.2%
Dun & Bradstreet Corp.	12,800	952,576
Equifax, Inc.	30,254	1,083,093
Monster Worldwide, Inc. (a)(b)	28,851	479,215
Robert Half International, Inc. (a)	35,892	1,092,194

		3,607,078

Real Estate Investment Trusts (REITs) — 1.2%
Apartment Investment & Management Co., Class A	30,070	553,589
AvalonBay Communities, Inc.	17,227	1,487,552
Boston Properties, Inc.	31,246	2,357,198
Equity Residential	62,236	2,436,539
HCP, Inc.	62,400	2,059,200
Health Care REIT, Inc.	25,900	1,171,457
Host Marriott Corp. (a)	142,277	2,084,358
Kimco Realty Corp.	86,541	1,353,501
Plum Creek Timber Co., Inc. (a)	36,630	1,425,273
ProLogis (a)	107,464	1,418,525
Public Storage	29,946	2,754,733
Simon Property Group, Inc. (a)	63,428	5,321,609
Ventas, Inc.	34,900	1,657,052
Vornado Realty Trust	34,814	2,635,420

		28,716,006

Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc. (b)	56,491	895,382

Road & Rail — 0.7%
CSX Corp.	85,410	4,347,369
Norfolk Southern Corp.	82,902	4,633,393
Ryder System, Inc.	13,847	536,710
Union Pacific Corp.	111,210	8,151,693

		17,669,165

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. (b)	128,682	1,192,882
Altera Corp. (a)	62,204	1,512,179
Analog Devices, Inc.	65,798	1,896,298
Applied Materials, Inc. (a)	290,280	3,912,975
Broadcom Corp., Class A (a)	97,164	3,223,902
Intel Corp.	1,239,153	27,583,546
KLA-Tencor Corp.	37,266	1,152,265
LSI Corp. (b)	151,275	925,803
Linear Technology Corp.	47,569	1,345,251
MEMC Electronic Materials, Inc. (b)	52,000	797,160
Microchip Technology, Inc. (a)	41,400	1,165,824
Micron Technology, Inc. (b)	183,643	1,908,051
National Semiconductor Corp.	48,434	699,871
Novellus Systems, Inc. (b)	21,292	532,300
Nvidia Corp. (b)	122,311	2,125,765

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
Teradyne, Inc. (b)	39,461	$440,779
Texas Instruments, Inc. (a)	274,912	6,727,097
Xilinx, Inc.	57,326	1,461,813

		58,603,761

Software — 4.0%
Adobe Systems, Inc. (b)	114,076	4,034,868
Autodesk, Inc. (b)	51,823	1,524,633
BMC Software, Inc. (b)	40,789	1,549,982
CA, Inc.	89,424	2,098,781
Citrix Systems, Inc. (b)	38,898	1,846,488
Compuware Corp. (b)	57,871	486,116
Electronic Arts, Inc. (b)	70,382	1,313,328
Intuit, Inc. (b)	72,896	2,503,249
McAfee, Inc. (b)	36,200	1,452,706
Microsoft Corp.	1,708,187	49,998,633
Novell, Inc. (b)	81,131	485,975
Oracle Corp.	877,819	22,551,170
Red Hat, Inc. (b)	44,600	1,305,442
Salesforce.com, Inc. (b)	24,800	1,846,360
Symantec Corp. (b)	175,518	2,969,765

		95,967,496

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	17,982	820,698
AutoNation, Inc. (a)(b)	24,113	435,963
AutoZone, Inc. (b)	6,164	1,066,927
Bed Bath & Beyond, Inc. (b)	58,466	2,558,472
Best Buy Co., Inc.	74,357	3,163,147
GameStop Corp., Class A (b)	34,200	749,322
The Gap, Inc.	102,199	2,361,819
Home Depot, Inc.	379,973	12,292,127
Limited Brands, Inc.	60,343	1,485,645
Lowe’s Cos., Inc.	324,789	7,872,885
O’Reilly Automotive, Inc. (b)	31,500	1,313,865
Office Depot, Inc. (b)	64,547	515,085
RadioShack Corp.	28,429	643,348
Ross Stores, Inc.	26,200	1,400,914
The Sherwin-Williams Co.	20,548	1,390,689
Staples, Inc.	158,093	3,697,795
TJX Cos., Inc.	91,372	3,885,137
Tiffany & Co. (a)	28,063	1,332,712
Urban Outfitters, Inc. (b)	29,200	1,110,476

		48,097,026

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc. (a)	69,208	2,735,100
Nike, Inc., Class B (a)	87,055	6,398,542
Polo Ralph Lauren Corp.	12,918	1,098,547
VF Corp.	19,794	1,586,489

		11,818,678

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	106,619	1,509,725
People’s United Financial, Inc.	81,100	1,268,404

		2,778,129

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Tobacco — 1.5%
Altria Group, Inc.	458,637	$9,411,231
Lorillard, Inc.	34,300	2,580,732
Philip Morris International, Inc.	422,437	22,034,314
Reynolds American, Inc.	39,661	2,140,901

		36,167,178

Trading Companies & Distributors — 0.1%
Fastenal Co. (a)	29,800	1,430,102
W.W. Grainger, Inc. (a)	13,792	1,491,191

		2,921,293

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (b)	90,500	3,856,205
MetroPCS Communications, Inc. (b)	60,300	426,924
Sprint Nextel Corp. (a)(b)	668,252	2,539,358

		6,822,487

Total Long-Term Investments (Cost – $2,086,294,253) – 99.4%		2,358,085,390

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12% (c)(e)	10,668,984	10,668,984

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(e)(f)	$222,369	222,369,200

Total Short-Term Securities (Cost – $233,038,184) – 9.8%		233,038,184

Total Investments (Cost – $2,319,332,437*) – 109.2%		2,591,123,574
Liabilities in Excess of Other Assets – (9.2)%		(219,358,820)

Net Assets – 100.0%		$2,371,764,754

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,338,049,250

Gross unrealized appreciation	$427,523,353
Gross unrealized depreciation	(174,449,029)

Net unrealized appreciation	$253,074,324

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost		Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$6,224,790	[1]	—		—	$3,529
BlackRock Liquidity Series, LLC, Money Market Series	—		$47,944,684	[2]	—	$53,735
The PNC Financial Services Group, Inc.	$692,472		$206,071		$(54,823)	$10,534

[1] Represents net purchase cost.

[2] Represents net sale cost.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

37	S&P 500
	Index	June 2010	$10,695,917	$82,183

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	7

Schedule of Investments (concluded)	Master S&P 500 Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$2,358,085,390	—	—	$2,358,085,390
Short-Term Securities	10,668,984	$222,369,200	—	233,038,184

Total	$2,368,754,374	$222,369,200	—	$2,591,123,574

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$82,183	—	—	$82,183

Total	$82,183	—	—	$82,183

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 27, 2010